Supplementary Information to Statements of Income (Tables)	12 Months Ended
Mar. 31, 2013
Research and Development Expenses and Advertising Costs

The following information shows research and development expenses and advertising costs, for the years ended March 31, 2013, 2012 and 2011. Research and development expenses and advertising costs are charged to expense as incurred and are included in cost of sales and selling, general and administrative expenses in consolidated statements of income.

	Millions of yen
	2013	2012	2011
Research and development expenses	¥60,788	¥54,843	¥49,005
Advertising costs	2,452	2,357	2,627

Shipping and Handling Costs Included in Selling, General and Administrative Expenses

Shipping and handling costs included in selling, general and administrative expenses for the years ended March 31, 2013, 2012 and 2011, were as follows:

	Millions of yen
	2013	2012	2011
Shipping and handling costs	¥41,849	¥45,231	¥37,706

Other Operating Income (Expenses), Net

Other operating income (expenses), net for the years ended March 31, 2013, 2012 and 2011, were comprised of the following:

	Millions of yen
	2013	2012	2011
Gain on sale of property	¥764	¥1,294	¥2,432
Loss on disposal or sale of fixed assets*	(2,064)	(2,487)	(1,553)
Other*	797	1,979	(7,780)

Total	¥(503)	¥786	¥(6,901)

*	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million, ¥2,787 million respectively resulted from the Great East Japan Earthquake.

Other Expenses, Net

Other expenses, net for the years ended March 31, 2013, 2012 and 2011, were comprised of the following:

	Millions of yen
	2013	2012	2011
Interest income –
Installment receivables	¥329	¥289	¥503
Other	2,732	2,632	2,670
Dividends	1,216	855	1,320
Interest expense	(8,236)	(7,784)	(6,475)
Impairment loss and net gain (loss) from sale of investment securities	(3,058)	(2,516)	(54)
Exchange gain (loss), net	1,214	3,864	(4,193)
Other	(1,196)	(4,074)	3,109

Total	(¥6,999)	¥(6,734)	¥(3,120)